Commitments - Summary of Future Minimum Commitments for Non Cancellable Operating Commitments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 235	¥ 305	¥ 305
Not later than one year
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	233		212
Later than one year and not later than five years
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 2		¥ 93